Concentration of risk (Details)	12 Months Ended			209 Months Ended
	Dec. 31, 2022 USD ($) contract item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 item	Dec. 31, 2022 USD ($)
Concentration of risk
Exchange rate appreciation				15.90%
Outstanding guarantees of mortgages	$ 2,110,500,000			$ 2,110,500,000
Payment of guarantee obligations related to customer defaults	4,100,000
Credit Concentration Risk Receivables	$ 0	$ 0		$ 0
Number of Sales Contracts of Apartments | contract	570
Number Of Customer Or Supplier Accounted For More Than 10 Percentage Of Revenue Or Project Expenditures | item	0	0	0